Share-Based Compensation - Summary of Capped Value Appreciation Rights (Detail) - CVARs [Member] - $ / shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
2015 EIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested balance, beginning	32,447,626
Granted	0
Forfeited	(435,630)
Vested	(18,213,910)	0
Non-vested balance, ending	13,798,086	32,447,626
Non-vested units, Beginning balance	$ 0.72
Weighted average grant date fair value, Granted	0
Weighted average grant date fair value, forfeited	0.4
Non-vested units , Ending balance	1.25	$ 0.72
Weighted average grant date fair value, Service-vested	$ 1.22
2021 EIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested balance, beginning	0
Granted	6,317,350
Forfeited	(32,100)
Non-vested balance, ending	6,285,250	0
Non-vested units, Beginning balance	$ 0
Weighted average grant date fair value, Granted	4.95
Weighted average grant date fair value, forfeited	4.71
Non-vested units , Ending balance	$ 4.95	$ 0